LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
LOSS PER SHARE

18.	Loss per Share

The following table sets forth the computation of basic and diluted net loss per share:

	Three months ended March 31, 2026	Three months ended March 31, 2025
Net profit/(loss)	$(1,531,458)	$(404,924)
Weighted-average number of common shares outstanding	26,939,850	21,351,250
Basic and diluted net profit/(loss) per share	$(0.06)	$(0.02)

Basic and diluted net loss per common share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the period. The Company was in a loss position for all periods presented, therefore basic net loss per share and diluted net loss per share are the same for all periods as the inclusion of all potential common securities outstanding would have been anti-dilutive.

13.	Loss per Share

The following table sets forth the computation of basic and diluted net loss per share:

	2025	2024
Net loss	$(2,574,350)	$(6,341,243)
Weighted-average number of common shares outstanding	22,603,000	17,322,917
Basic and diluted net loss per share	$(0.11)	$(0.37)

Basic and diluted net loss per common share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the period. The Company was in a loss position for all periods presented, therefore basic net loss per share and diluted net loss per share are the same for all periods as the inclusion of all potential common securities outstanding would have been anti-dilutive.